Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Jun. 30, 2025
CURRENT ASSETS
Cash	$ 431,246	$ 620,807
Restricted Cash	176,676
Accounts receivable	946,891	1,374,180
Inventory, net	119,408	206,610
Value-added tax prepayment	67,073	137,025
Prepaid expenses and other current assets	1,529,701	583,650
Total current assets	3,270,995	2,922,272
NONCURRENT ASSETS
Property and equipment, net	22,689	25,560
Intangible assets, net	11,251,320	3,495,984
Right-of-use assets, net	222,487	292,065
Total noncurrent assets	11,496,496	3,813,609
TOTAL ASSETS	14,767,491	6,735,881
CURRENT LIABILITIES
Accounts payable	147,000	420,038
Contract liability	622,020	150,088
Accrued expenses and other payables	899,808	547,706
Operating lease liabilities	174,629	128,525
Bank loan payables	5,579,292	2,374,767
Total current liabilities	7,474,773	3,627,250
NONCURRENT LIABILITIES
Operating lease liabilities	45,136	166,436
Total noncurrent liabilities	45,136	166,436
TOTAL LIABILITIES	7,519,909	3,793,686
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY
Additional paid-in capital	53,707,964	47,339,638
Accumulated comprehensive income	263,114	138,586
Accumulated deficit	(46,712,456)	(44,526,016)
TOTAL COMPANY STOCKHOLDERS’ EQUITY	7,258,622	2,952,208
Noncontrolling interest	(11,040)	(10,013)
TOTAL STOCKHOLDERS’ EQUITY	7,247,582	2,942,195
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	14,767,491	6,735,881
Related Party
CURRENT LIABILITIES
Due to related parties	52,024	6,126
Class A Ordinary Shares
STOCKHOLDERS’ EQUITY
Common stock, value
Class B Ordinary Shares
STOCKHOLDERS’ EQUITY
Common stock, value